EMPLOYEE BENEFITS (Narrative) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Mortality rate description	The mortality rate of an active participant at retirement age (67 for men, 64 for women), is 0.6433% for men and 0.3574% for women.
Nominal interest rate	2.55%
Increase (decrease) discount rate	0.50%
Increase (decrease) Defined benefit obligation	₪ 228
Rate hike expected salaries increased	0.50%
Vacation provision	₪ 422	₪ 457
Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation	186
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation	66
US Dollars [Member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation	₪ 53